       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 2006.
                                                             FILE NOS. 333-58314
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No. ____                       [ ]

        Post-Effective Amendment No. 13                        [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 14                                  [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on           pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No. 0000950148-06-000043.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No.
0000950148-06-000043.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

              WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY PROSPECTUS
            WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2006

--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Date: June 23, 2006












                Please keep this Supplement with your Prospectus

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2006
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2006
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2006
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2006
             POLARISAMERICA VARIABLE ANNUITY DATED OCTOBER 24, 2005
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2006
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2006
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2006
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT TWO
                          SUPPLEMENT TO THE PROSPECTUS
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
  SEASONS VARIABLE ANNUITY DATED OCTOBER 24, 2005 (AS SUPPLEMENTED MAY 1, 2006)
             SEASONS SELECT VARIABLE ANNUITY DATED OCTOBER 24, 2005
            SEASONS SELECT II VARIABLE ANNUITY DATED OCTOBER 24, 2005
                         (AS SUPPLEMENTED MAY 1, 2006)
--------------------------------------------------------------------------------
                    VARIABLE ANNUITY ACCOUNT SEVEN SUPPLEMENT
                               TO THE PROSPECTUSES
              POLARIS II A-CLASS VARIABLE ANNUITY DATED MAY 1, 2006
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2006
              POLARIS PLUS VARIABLE ANNUITY DATED OCTOBER 24, 2005
                         (AS SUPPLEMENTED MAY 1, 2006)
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT NINE
                         SUPPLEMENT TO THE PROSPECTUSES
              DATED MAY 2, 2005 (AS SUPPLEMENTED OCTOBER 24, 2005)
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------

AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 4TH AND 5TH PARAGRAPHS UNDER THE TRANSFER POLICIES SUBHEADING:

On or about August 1, 2006, we are modifying the operation of the Standard U.S. Mail Policy component of our transfer policy as follows:

In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.

AS OF AUGUST 1, 2006, THE FOLLOWING PARAGRAPH REPLACES THE 8TH PARAGRAPH UNDER THE TRANSFER POLICIES SUBHEADING:

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies that perform asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not necessarily be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Date:  June 30, 2006

                Please keep this Supplement with your Prospectus

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No. 0000950148-06-000043.



The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No. 0000950148-06-000043.


(b) Exhibits


(1)   Resolutions Establishing Separate Account.............................  2
(2)   Custody Agreements....................................................  Not Applicable
(3)   (a)  Form of Distribution Contract....................................  4
      (b)  Form of Selling Agreement........................................  4
(4)   (a)  Variable Annuity Contract........................................  1
      (b)  Endorsement......................................................  3
      (c)  Guaranteed Minimum Withdrawal Benefit Endorsement................  7
      (d)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement....................................  9
      (e)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)....................  11
      (f)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For
           Two Lives Endorsement (GMWB for Joint Lives).....................  11
(5)   (a)  Application for Contract.........................................  4
      (b)  Participant Enrollment Form......................................  4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor dated
           December 19, 2001................................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles of
           Incorporation dated September 30, 2002...........................  6
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001.............................................................  5
(7)   Reinsurance Contract..................................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.........  2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.....  2
      (c)  Form of WM Variable Trust Fund Participation Agreement...........  4
(9)   (a)  Opinion of Counsel and Consent of Depositor......................  4
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company.......................  10

(10)  Consent of Independent Registered Public Accounting Firm..............  Filed Herewith
(11)  Financial Statements Omitted from Item 23.............................  Not Applicable
(12)  Initial Capitalization Agreement......................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica, the
           Depositor of Registrant..........................................  11
      (b)  Power of Attorney
           (i)  AIG SunAmerica Life Assurance Company.......................  11
           (ii) American Home Assurance Company.............................  Filed Herewith
      (c)  Support Agreement of American International Group, Inc. .........  8
      (d)  General Guarantee Agreement by American Home Assurance Company...  8


---------------


 1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.



 2 Incorporated by reference to Initial Registration Statement, File Nos.
   333-25473 and 811-03859, filed on April 18, 1997, Accession No.
   0000950148-97-000989.



 3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-08859 and 811-07727, filed on July 27, 1998, Accession No. 0001047469-98-028410.



 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-58314 and 811-03859, filed on July 2, 2001, Accession No. 0000912057-01-522334.



 5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03859, filed on April 29, 2002, Accession No. 0000950148-02-001109.



 6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-58314 and 811-03859, filed on April 16, 2003, Accession No. 0000950148-03-00895.



 7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-58314 and 811-03859, filed on April 21, 2004, Accession No. 0000950148-04-000770.



 8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No.
   10, File Nos. 333-58314 and 811-03859, filed on August 12, 2005, Accession No. 0000950129-05-008176.



 9 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.



10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.



11 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
   No. 13, File Nos. 333-58314 and 811-03859, filed on May 1, 2006, Accession No. 0000950148-06-000043.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
James R. Belardi                            Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Michael J. Akers(2)                         Senior Vice President
Timothy W. Still                            Senior Vice President
Gavin D. Friedman                           Vice President
Mallary L. Reznik                           Vice President
Edward T. Texeria(1)                        Vice President
Stephen Stone(1)                            Vice President
Rodney Haviland                             Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835 filed June 19, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of June 1, 2006, the number of WM Diversified Strategies contracts funded by Variable Separate Account was 5,701, of which 2,185 were qualified contracts and 3,516 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

AIG SunAmerica Life Assurance Company -- Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Separate Account American General Life Insurance Company -- Separate Account D
WM Trust I
WM Trust II
WM Strategic Asset Management Portfolios, LLC
WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:

    OFFICER/DIRECTORS     POSITION
    -----------------     --------
    Mike E. Brandeberry   Director
    Melissa R. Martinez   Director
    William G. Papesh     Director, Senior Vice President
    Scott Pelkola         Director
    Gary J. Pokrzywinski  Director
    Debra C. Ramsey       Director, Senior Vice President
    Scott McIntyre        Senior Vice President
    Jeffrey Place         Senior Vice President
    Diane P. Novak        Senior Vice President
    Debra C. Ramsey       President
    Alex Ghazanfari       Chief Compliance Officer, First Vice President
    David M. Williams     Chief Financial Officer, Treasurer, First Vice President
    Sharon L. Howells     Corporate Secretary, First Vice President
    Russell J. Adams      First Vice President
    John T. West          First Vice President
    Barbara A. Burgat     Vice President

(c) WM Funds Distributor, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration

Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendments No. 13 and Amendment No. 14 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 23rd day of June, 2006.

                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:       /s/ JAY S. WINTROB
                                          --------------------------------------
                                             JAY S. WINTROB, CHIEF EXECUTIVE
                                                          OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:       /s/ JAY S. WINTROB
                                          --------------------------------------
                                             JAY S. WINTROB, CHIEF EXECUTIVE
                                                          OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                       TITLE                          DATE
                    ---------                                       -----                          ----

*JAY S. WINTROB                                      Chief Executive Officer, & Director      June 23, 2006
------------------------------------------------        (Principal Executive Officer)
JAY S. WINTROB


*JAMES R. BELARDI                                                 Director                    June 23, 2006
------------------------------------------------
JAMES R. BELARDI


*MARC H. GAMSIN                                                   Director                    June 23, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                           Senior Vice President,             June 23, 2006
------------------------------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                                         (Principal Financial Officer)


*JANA W. GREER                                                    Director                    June 23, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                             Director                    June 23, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT

                    SIGNATURE                                       TITLE                          DATE
                    ---------                                       -----                          ----


*STEWART R. POLAKOV                                  Senior Vice President & Controller       June 23, 2006
------------------------------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                         Attorney-in-Fact                June 23, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 23rd day of June, 2006.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:      /s/ ROBERT S. SCHIMEK
                                          --------------------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER



M. BERNARD AIDINOFF*                                              Director                    June 23, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                        Director and President             June 23, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                            Director                    June 23, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                Director                    June 23, 2006
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                          Director                    June 23, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                  Director                    June 23, 2006
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                            Director                    June 23, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                              Director                    June 23, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                       Director and Chairman             June 23, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                   Director                    June 23, 2006
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                Director,                   June 23, 2006
------------------------------------------------     Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                              Director                    June 23, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                           Director                    June 23, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                 Attorney-in-Fact                June 23, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


  EXHIBIT
    NO.                                DESCRIPTION
  -------                              -----------
(10)           Consent of Independent Registered Public Accounting Firm
(13)(b)(ii)    Power of Attorney -- American Home Assurance Company